RBC China Equity Fund Expense Example - RBC China Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 700
Expense Example, with Redemption, 3 Years	2,164
Expense Example, with Redemption, 5 Years	3,551
Expense Example, with Redemption, 10 Years	6,702
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	1,387
Expense Example, with Redemption, 5 Years	2,635
Expense Example, with Redemption, 10 Years	5,624
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	1,480
Expense Example, with Redemption, 5 Years	2,810
Expense Example, with Redemption, 10 Years	$ 5,938